TERM LOANS AND DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of borrowings [Abstract]
TERM LOANS AND DERIVATIVE LIABILITIES [Text Block]

12. TERM LOANS AND DERIVATIVE LIABILITIES

As at	Wexford Loan	Wexford Bridge Loan	Sailfish Silver Loan Derivative Liability	Total
	Note 12(a)	Note 7	Note 12(b)
Balance, December 31, 2023	$6,287	$-	$4,381	$10,668
Liability assumed on acquisition	-	1,506		1,506
Extinguishment of Wexford Loan	(6,287)	-	-	(6,287)
Recognition of Revised Wexford Loan	4,200	-	-	4,200
Remeasurement loss	483	-	-	483
Accretion and accrued interest	754	8	-	762
Repayments	(314)	(1,514)	-	(1,828)
Value of 162,000 oz of silver delivered at spot price	-	-	(4,622)	(4,622)
Fair value adjustment	-	-	1,727	1,727
Balance, December 31, 2024	$5,123	$-	$1,486	$6,609
Accretion and accrued interest	749	-	-	749
Repayments	(7,123)	-	-	(7,123)
Value of 54,000 oz of silver delivered at spot price	-	-	(1,747)	(1,747)
Loss on extinguishment	1,251	-	-	1,251
Fair value adjustment	-	-	261	261
Balance, December 31, 2025	$-	$-	$-	$-

(a) Wexford Loan and Revised Wexford Loan

In February 2020, the Company entered into a $15 million unsecured loan facility (the "Wexford Loan") with private investment funds (collectively, the "Wexford Funds") managed by the Company's controlling shareholder, Wexford Capital LP ("Wexford"). In August 2023, the Wexford Loan facility was increased by $2 million. By December 31, 2023, all principal amounts had been repaid, leaving only accrued and bonus interest of $6,287 outstanding.

The Wexford Loan, including the outstanding balance of accrued and bonus interest, bore interest at the rate of 10% per annum and was set to mature on March 31, 2025.

On March 27, 2024, the Wexford Loan facility was substantially amended, converting accrued and bonus interest into a new term loan of $6,287 maturing March 31, 2029, with interest at 10% compounded semi-annually ("Revised Wexford Loan"). The modification was accounted for as an extinguishment of the original liability and the recognition of a new one. The Revised Wexford Loan was measured on initial recognition using an 18% market-based effective interest rate, resulting in a related-party capital contribution of $2,087.

Also, during 2024, the Company revised expected cash flows to reflect semi-annual interest payments, recording a remeasurement loss of $483.

On October 28, 2025, the Company fully repaid the outstanding balance of the Revised Wexford Loan. The difference of $1,251 between the carrying amount and the settlement amount was recognized as a loss on extinguishment in the statement of income.

(b) Sailfish Silver Loan Derivative Liability

On May 24, 2023, the Company entered into a $6 million silver-linked loan agreement with Sailfish, which required 24 monthly deliveries of 13,500 silver ounces (or gold equivalent) and carried an interest rate of US Prime plus 4% on overdue deliveries (the "Silver Loan"). Sailfish also had the option, exercisable after 12 months from entering the Silver Loan, to purchase all remaining future silver production from the Company's San Albino-Murra concession for an additional consideration of $1 million (the "Sailfish Silver Option"). The Company determined that the stream obligation was a derivative liability, and as such, the stream obligation was recorded at FVTPL at each statement of financial position date. During the year ended December 31, 2025, the Company fully repaid the Silver Loan.

On April 28, 2025, Sailfish exercised the Sailfish Silver Option. This was accounted for as a partial disposal of mineral interest, as Sailfish now holds the risks, rewards, and rights to all future silver economic benefits. In accordance with IAS 16, Property, Plant and Equipment, the mineral interest attributable to this silver amounting to $144 was derecognized upon exercise. A gain of $856 was calculated at the time of derecognition as the Company has no obligation to produce and future extraction services were determined to be of nominal value. The gain is deferred and is being recognised as the silver is delivered. During the year ended December 31, 2025, the Company recognized gain of $107.